Income Taxes Disclosure: Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Details
U.S. statutory rate	(21.00%)	(21.00%)
Income tax expenses, state and local	6.00%	6.00%
Change in valuation allowance	15.00%	15.00%